Employee Benefit Plans	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Employee Benefit Plans

Note 14. Employee Benefit Plans

Prior to the merger, both Grayson National Bank (Grayson) and Bank of Floyd (Floyd) had qualified noncontributory defined benefit pension plans in place which covered substantially all of each bank’s employees. The benefits in each plan are primarily based on years of service and earnings. Both Grayson and Floyd plans were amended to freeze benefit accruals for all eligible employees prior to the effective date of the merger. A summary of each plan follows:

Grayson Plan

The following is a summary of the plan’s funded status as of December 31:

(dollars in thousands)	2017	2016
Change in benefit obligation
Benefit obligation at beginning of year	$4,783	$4,645
Interest cost	191	196
Actuarial (gain) loss	637	227
Benefits paid	(380)	(306)
Settlement (gain) loss	(8)	21

Benefit obligation at end of year	5,223	4,783

Change in plan assets
Fair value of plan assets at beginning of year	7,894	7,722
Actual return on plan assets	999	478
Benefits paid	(380)	(306)

Fair value of plan assets at end of year	8,513	7,894

Funded status at the end of the year	$3,290	$3,111

Amounts recognized in the Balance Sheet
Plan benefit cost	$4,539	$4,292
Unrecognized net actuarial loss	(1,249)	(1,181)

Amount recognized in other assets	$3,290	$3,111

Amounts recognized in accumulated comprehensive income (loss)
Unrecognized net actuarial loss	$(1,249)	$(1,181)

Deferred taxes	262	401

Amount recognized in accumulated comprehensive income (loss), net	$(987)	$(780)

Prepaid benefit detail
Benefit obligation	$(5,223)	$(4,783)
Fair value of assets	8,513	7,894
Unrecognized net actuarial loss	1,249	1,181

Prepaid benefit cost	4,539	4,292

Components of net periodic pension cost
Interest cost	$191	$196
Expected return on plan assets	(552)	(558)
Recognized net loss due to settlement	86	57
Recognized net actuarial loss	28	10

Net periodic benefit expense	(247)	(295)

Additional disclosure information
Accumulated benefit obligation	$5,223	$4,783
Vested benefit obligation	$5,223	$4,783
Discount rate used for net periodic pension cost	4.00%	4.25%
Discount rate used for disclosure	3.50%	4.00%
Expected return on plan assets	7.00%	7.25%
Rate of compensation increase	N/A	N/A
Average remaining service (years)	13	14

Using the same fair value hierarchy described in Note 11, the fair values of the Company’s pension plan assets, by asset category, are as follows:

(dollars in thousands)

	Total	Level 1	Level 2	Level 3
December 31, 2017
Cash equivalents and short term investments	$0	$0	$0	$0
Mutual funds – equities	4,368	4,368	0	0
Mutual funds – fixed income	4,145	4,145	0	0

Total assets at fair value	$8,513	$8,513	$0	$0

December 31, 2016
Cash equivalents and short term investments	$—	$—	$—	$—
Mutual funds – equities	3,969	3,969	—	—
Mutual funds – fixed income	3,925	3,925	—	—

Total assets at fair value	$7,894	$7,894	$—	$—

Estimated Future Benefit Payments

(dollars in thousands)	Pension Benefits
2018	$568
2019	49
2020	16
2021	123
2022	225
2023 – 2027	2,689

$3,670

Funding Policy

It has been Bank practice to contribute the maximum tax-deductible amount each year as determined by the plan administrator. As a result of prior year contributions exceeding the minimum requirements, a Prefunding Balance existed as of December 31, 2017 and there is no required contribution for 2018. Based on this we do not anticipate making a contribution to the plan in 2018.

Long-Term Rate of Return

The plan sponsor selects the expected long-term rate-of-return-on-assets assumption in consultation with their investment advisors and actuary. This rate is intended to reflect the average rate of earnings expected to be earned on the funds invested or to be invested to provide plan benefits. Historical performance is reviewed – especially with respect to real rates of return (net of inflation) – for the major asset classes held, or anticipated to be held by the trust, and for the trust itself. Undue weight is not given to recent experience – that may not continue over the measurement period – with higher significance placed on current forecasts of future long-term economic conditions.

Because assets are held in a qualified trust, anticipated returns are not reduced for taxes. Further – solely for this purpose the plan is assumed to continue in force and not terminate during the period during which the assets are invested. However, consideration is given to the potential impact of current and future investment policy, cash flow into and out of the trust, and expenses (both investment and non-investment) typically paid from plan assets (to the extent such expenses are not explicitly estimated within periodic cost).

Asset Allocation

The pension plan’s weighted-average asset allocations at December 31, 2017 and 2016, by asset category are as follows:

	2017	2016
Mutual funds – fixed income	49%	50%
Mutual funds – equity	51%	50%
Cash and equivalents	0%	0%

Total	100%	100%

The trust fund is sufficiently diversified to maintain a reasonable level of risk without imprudently sacrificing return, with a targeted asset allocation of 50 percent fixed income and 50 percent equities. The Investment Manager selects investment fund managers with demonstrated experience and expertise, and funds with demonstrated historical performance, for the implementation of the Plan’s investment strategy. The Investment Manager will consider both actively and passively managed investment strategies and will allocate funds across the asset classes to develop an efficient investment structure.

It is the responsibility of the Trustee to administer the investments of the Trust within reasonable costs, being careful to avoid sacrificing quality. These costs include, but are not limited to, management and custodial fees, consulting fees, transaction costs and other administrative costs chargeable to the Trust.

Floyd Plan

The Company participates in the Pentegra Defined Benefit Plan for Financial Institutions (“The Pentegra DB Plan”), a tax-qualified defined-benefit pension plan. The Pentegra DB Plan operates as a multi-employer plan for accounting purposes and is a multiple-employer plan under the Employee Retirement Income Security Act of 1974 and the Internal Revenue Code. There are no collective bargaining agreements in place that require contributions to the Pentegra DB Plan.

The Pentegra DB Plan is a single plan under Internal Revenue Code Section 413 (C) and, as a result, all of the assets stand behind all of the liabilities. Accordingly, under the Pentegra DB Plan, contributions made by a participating employer may be used to provide benefits to participants of other participating employers.

Funded Status (market value of plan assets divided by funding target) as of July 1,

	2017	2016
	Valuation	Valuation
Source	Report	Report
Bank of Floyd Plan	108.63%	109.78%

Employer Contributions

Plan expenses paid by the Company totaled approximately $58 thousand and $56 thousand for the years ended December 31, 2017 and 2016, respectively.